Debt Future Repayments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt [Abstract]
2012	$ 1,268.7
2013	3.0
2014	702.8
2015	709.1
2016	1,900.5
2017 and thereafter	2,400.9
Total Repayments of Principal	$ 6,985.0	$ 2,103.6